LOANS, FINANCING AND DEBENTURES - Relevant transactions entered in the year (Details) R$ in Thousands								12 Months Ended
	Dec. 23, 2020 USD ($)	Dec. 22, 2020 BRL (R$)	Dec. 17, 2020 USD ($)	Jun. 29, 2020 BRL (R$)	Apr. 02, 2020 USD ($)	Apr. 02, 2020 BRL (R$)	Feb. 14, 2020 USD ($)	Dec. 31, 2020	Dec. 23, 2020 BRL (R$)	Dec. 17, 2020 BRL (R$)	Nov. 19, 2020 USD ($)	Nov. 19, 2020 BRL (R$)	Sep. 14, 2020 USD ($)	Sep. 14, 2020 BRL (R$)	Feb. 14, 2020 BRL (R$)
Export Prepayment Agreements ("EPP") | Syndicated export prepayment agreement
LOANS, FINANCING AND DEBENTURES
Principle amount							$ 850,000								R$ 3,672,259
Debt instrument term							6 years
Debt instrument grace period							4 years
Export Prepayment Agreements ("EPP") | Syndicated export prepayment agreement | LIBOR
LOANS, FINANCING AND DEBENTURES
Basis spread (as a percent)							1.15%								1.15%
Interest rate basis							LIBOR 3M
Export Prepayment Agreements ("EPP") | Bilateral export prepayment contract
LOANS, FINANCING AND DEBENTURES
Principle amount	$ 140,000		$ 100,000						R$ 709,444	R$ 517,402
Debt instrument term	1 year		1 year
Interest rate	1.35%		1.3825%						1.35%	1.3825%
Revolving credit facility | Disbursements received
LOANS, FINANCING AND DEBENTURES
Proceeds from credit facility					$ 500,000	R$ 2,638,221
Revolving credit facility | Disbursements received | LIBOR
LOANS, FINANCING AND DEBENTURES
Basis spread (as a percent)					1.30%	1.30%
Interest rate basis					quarterly LIBOR	quarterly LIBOR
BNDES | Funds raised with BNDES
LOANS, FINANCING AND DEBENTURES
Principle amount		R$ 131,774		R$ 400,000
Debt instrument term		121 months		124 months
BNDES | Funds raised with BNDES | SELIC
LOANS, FINANCING AND DEBENTURES
Interest rate basis				Selic interest rate, plus fixed interest of 1.96% p.a
Interest rate				1.96%
BNDES | Funds raised with BNDES | TLP
LOANS, FINANCING AND DEBENTURES
Basis spread (as a percent)		1.77%
Interest rate basis		long-term interest rate ("TLP"), plus fixed interest of 1.77% p.a
BNDES | Funds raised with BNDES, second release
LOANS, FINANCING AND DEBENTURES
Principle amount		R$ 100,000
BNDES | Funds raised with BNDES, first release
LOANS, FINANCING AND DEBENTURES
Principle amount		R$ 31,774
Notes 2031 | Issuance of Sustainability-linked Notes
LOANS, FINANCING AND DEBENTURES
Principle amount											$ 500,000	R$ 2,666,484	$ 750,000	R$ 3,973,831
Interest rate											3.75%	3.75%	3.75%	3.75%
Yield rate											3.10%	3.10%	3.95%	3.95%
Additional interest percentage if target is not achieved within the compliance period								0.25%